Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 1,693	$ 783
Restricted cash, current portion	141	143
Inventories	1,016	1,173
Trade accounts receivable, net	703	1,681
Prepayments and other assets	342	404
Total current assets	3,895	4,184
FIXED ASSETS, NET:
Vessels, net	115,774	121,341
Total fixed assets, net	115,774	121,341
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	4,859	4,857
Deferred charges, net	285	358
Total other non-current assets	5,144	5,215
Total assets	124,813	130,740
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs, current	7,304	6,813
Trade accounts payable	2,293	3,115
Due to related parties	2,125	1,953
Hire collected in advance		415
Accrued and other liabilities	809	574
Total current liabilities	12,531	12,870
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs, non-current	59,126	66,617
Promissory note	5,000	2,500
Total non-current liabilities	64,126	69,117
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 18,277,893 and 20,877,893 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	21	18
Additional paid-in capital	74,766	70,123
Accumulated deficit	(26,631)	(21,388)
Total stockholders’ equity	48,156	48,753
Total liabilities and stockholders’ equity	$ 124,813	$ 130,740